Common Shares - Normal Course Issuer Bid (Details) - shares	Apr. 29, 2021	Mar. 31, 2021
Share Capital, Reserves, and Other Equity Interest [Abstract]
Number of shares authorized to be repurchased (in shares)	1,555,005
Average daily trading volume of common stock over preceding six months		20,616
Maximum daily repurchase amount (in shares)	5,154